Qualitative and Quantitative Information of Financial Risks - Schedule of Exchange Rate Sensitivity (Details) - Forward Currency Contracts € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Exchange Rate Sensitivity Euro
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on EBITDA, increases due to exchange rate	€ (1,190)	€ (862)
Effect on EBITDA, decreases due to exchange rate	€ 1,214	€ 879
Exchange Rate Sensitivity Euro One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on EBITDA, increases due to exchange rate	€ 156	€ 128
Effect on EBITDA, decreases due to exchange rate	€ (159)	€ (131)
Exchange Rate Sensitivity US Dollar
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on EBITDA, increases due to exchange rate	€ (3,500)	€ (2,534)
Effect on EBITDA, decreases due to exchange rate	€ 3,716	€ 2,691
Exchange Rate Sensitivity
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on EBITDA, increases due to exchange rate	€ (5,722)	€ (4,144)
Effect on EBITDA, decreases due to exchange rate	€ 6,324	€ 4,580
Exchange Rate Sensitivity Mexican Pesos
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on EBITDA, increases due to exchange rate	€ 459	€ 377
Effect on EBITDA, decreases due to exchange rate	€ (487)	€ (400)
Exchange Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on EBITDA, increases due to exchange rate	€ 750	€ 616
Effect on EBITDA, decreases due to exchange rate	€ (829)	€ (681)